Lease revenue (Tables)	12 Months Ended
Dec. 31, 2017
Lease Revenue [Abstract]
Schedule of contracted minimum future lease payments receivable from lessees for equipment on non-cancelable operating leases
Our current operating lease agreements expire up to and over the next 14 years. The contracted minimum future lease payments receivable from lessees for flight equipment on non-cancelable operating leases for our owned aircraft and engines as of December 31, 2017 were as follows:

Contracted minimum future lease payments receivable
2018	$3,964,268
2019	3,497,545
2020	3,021,796
2021	2,704,523
2022	2,408,034
Thereafter	8,546,457
$24,142,623